                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762


                    WILMINGTON MULTI-MANAGER LARGE-CAP FUND
                     WILMINGTON MULTI-MANAGER MID-CAP FUND
                    WILMINGTON MULTI-MANAGER SMALL-CAP FUND
                  WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
              WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND

                               OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES
                                INVESTOR SHARES
--------------------------------------------------------------------------------

  SUPPLEMENT DATED JANUARY 20, 2006 TO THE PROSPECTUSES DATED NOVEMBER 1, 2005

The information in this Supplement contains new and additional information beyond that in the Institutional Shares Prospectus (the "Institutional Prospectus") dated November 1, 2005 and the Investor Shares Prospectus (the "Investor Prospectus") dated November 1, 2005, as amended by supplement dated December 15, 2005, of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Estate Securities Fund and should be read in conjunction with the Institutional Prospectus and the Investor Prospectus.

     At a special meeting of shareholders of the Wilmington Multi-Manager International Fund (the "Fund") held January 20, 2006, shareholders of the Fund approved new Sub-Advisory Agreements between WT Mutual Fund, on behalf of the Fund, and each of The Boston Company Asset Management, LLC ("BCAM") and Acadian Asset Management, Inc. ("Acadian"). The Fund continues to employ a multi-manager approach under which RSMC allocates a portion of the Fund's assets among the Fund's sub-advisers. It is expected that the addition of BCAM and Acadian will increase the total management fees payable by the Fund and may increase the total annual operating expenses of the Fund. BCAM will be entitled to receive a fee at the annual rates noted on the average daily net assets of the Fund allocated to it by RSMC: 0.95% on the first $25 million; and 0.85% on assets over $25 million. Acadian will be entitled to receive a fee at the annual rates noted on the average daily net assets of the Fund allocated to it by RSMC: 0.75% on the first $25 million; 0.65% on the next $25 million; 0.50% on the next $100 million; and 0.40% on assets over $150 million.

     In the second bullet point on page 4 of the Institutional Prospectus and the Investor Prospectus, the text "International Fund: Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management, LLC" is deleted in its entirety and replaced with the following:

       International Fund:  Goldman Sachs Asset Management, L.P., Julius Baer
                            Investment Management, LLC, The Boston Company Asset Management, LLC and Acadian Asset Management, Inc.

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762


     On page 15 of the Institutional Prospectus, the chart under the heading "Annual Fund Operating Expenses (expenses that are deducted from fund assets)" is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL SHARES

                                                                                                                Real
                                       Large-Cap          Mid-Cap        Small-Cap        International        Estate
                                         Fund              Fund            Fund               Fund              Fund
                                    ---------------  ---------------  ---------------   ------------------  --------------
Management fees                         0.74%            0.77%            0.93%               0.92%(4)          0.77%(5)
Distribution (12b-1) fees               None             None             None                None              None
Other expenses(1)                       0.37%            0.55%            0.46%               0.31%             0.45%
TOTAL ANNUAL OPERATING EXPENSES         1.11%            1.32%            1.39%               1.23%             1.22%
Waivers/Reimbursements                 (0.11)%(2,3)     (0.17)%(2,3)     (0.14)%(2,3)                          (0.01)%(3,5)
NET EXPENSES                            1.00%(2,3)       1.15%(2,3)       1.25%(2,3)                            1.21%(3,5)


------------------------
1 "Other expenses" have been restated to reflect current fees in connection with the Funds' change in investment structure on July 1, 2005 from a "fund-of-funds" structure (Large-Cap, Mid-Cap and Small-Cap Funds) or from a master-feeder structure (International and Real Estate Funds) to a stand-alone investment structure that invests directly in portfolio securities.

2 For Institutional Shares, RSMC has contractually agreed to reimburse each of the Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund for other expenses to the extent such other expenses exceed 1.00%, 1.15% and 1.25%, respectively. This undertaking will remain in place until November 1, 2008, unless the Board of Trustees approves its earlier termination.

3 The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Funds where a Class' average daily net assets is below $75 million through September 2007.

4 Management fees for the International Fund have been adjusted to reflect the expected increase due to the addition of two new sub-advisers, The Boston Company Asset Management, LLC and Acadian Asset Management, Inc., effective January 20, 2006.

5 Management fees for the Real Estate Fund reflect the advisory fee payable to the Adviser and Sub-Advisers, AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC. Each Sub-Adviser has contractually agreed to waive a portion of its fee through July 1, 2006 based upon the account values of other similarly managed accounts that it manages on behalf of the Adviser and its affiliates. For the year ended June 30, 2005, these waivers equaled 0.13% of the Real Estate Fund's average net assets.

     One page 16 of the Institutional Prospectus, the chart under the heading "Example" is deleted in its entirety and replaced with the following:

INVESTOR SHARES                     1 Year       3 Years      5 Years       10 Years
---------------                     ------       -------      -------       --------
Large-Cap Fund                       $102         $318          $578         $1,320
Mid-Cap Fund                         $117         $365          $672         $1,543
Small-Cap Fund                       $127         $397          $718         $1,630
International Fund                   $125         $390          $676         $1,489
Real Estate Fund                     $123         $386          $669         $1,476

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762


     On page 15 of the Investor Prospectus, the chart under the heading "Annual Fund Operating Expenses (expenses that are deducted from fund assets)" is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INVESTOR SHARES

                                                                                                                Real
                                       Large-Cap          Mid-Cap        Small-Cap        International        Estate
                                         Fund              Fund            Fund               Fund              Fund
                                    ---------------  ---------------  ---------------   ------------------  --------------
Management fees                         0.74%            0.77%            0.93%              0.92%(5)            0.77%(6)
Distribution (12b-1) fees(1)            0.25%            0.25%            0.25%              0.25%               0.25%
Other expenses(2)                       0.47%            0.65%            0.56%              0.41%               0.55%
TOTAL ANNUAL OPERATING EXPENSES         1.46%            1.67%            1.74%              1.58%               1.57%
Waivers/Reimbursements                 (0.11)%(3,4)     (0.17)%(3,4)     (0.14)%(3,4)                           (0.01)%(4,6)
NET EXPENSES                            1.35%(3,4)       1.50%(3,4)       1.60%(3,4)                             1.56%(4,6)

------------------------
1 While the Distribution (12b-1) Plan provides for payments of up to 0.75% of the Large Cap, Mid Cap and Small-Cap Funds' average daily net assets, the Board of Trustees has authorized annual payments of up to 0.25% of each such Fund's average daily net assets.

2 "Other expenses" have been restated to reflect current fees in connection with the Funds' change in investment structure on July 1, 2005 from a fund-of-funds structure (Large Cap, Mid Cap and Small-Cap Funds) or from a master-feeder structure (International and Real Estate Funds) to a stand-alone investment structure that invests directly in portfolio securities. "Other expenses" may include certain class-specific expenses: as a result "Other expenses" may differ from other classes offered by a Fund.

3 The investment adviser has agreed to waive a portion of its advisory fee or reimburse each of the Large-Cap Fund, the Mid-Cap Fund and the Small-Cap Fund for expenses to the extent total annual operating expenses excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 1.00%, 1.15% and 1.25%, respectively. This undertaking will remain in place until November 1, 2008, unless the Board of Trustees approves its earlier termination.

4 The administrator and accounting agent has a contractual obligation through September 2007 to waive certain fees associated with a Class with average daily net assets below $75 million.

5 Management fees for the International Fund have been adjusted to reflect the expected increase due to the addition of two new sub-advisers, The Boston Company Asset Management, LLC and Acadian Asset Management, Inc., effective January 20, 2006.

6 Management fees for the Real Estate Fund reflect the advisory fee payable to RSMC and the Sub-Advisers, AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC. Each Sub-Adviser has contractually agreed to waive a portion of its fee through July 1, 2006 based upon the account values of other similarly managed accounts that it manages on behalf of RSMC and its affiliates. For the year ended June 30, 2005, these waivers equaled 0.13% of the Real Estate Fund's average net assets.

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762

     On page 16 of the Investor Prospectus, the chart under the heading "Example" is deleted in its entirety and replaced with the following:

INVESTOR SHARES                     1 Year       3 Years      5 Years       10 Years
---------------                     ------       -------      -------       --------
Large-Cap Fund                       $483         $763         $1,088        $2,006
Mid-Cap Fund                         $497         $807         $1,177        $2,213
Small-Cap Fund                       $507         $837         $1,221        $2,294
International Fund                   $505         $831         $1,180        $2,163
Real Estate Fund                     $503         $827         $1,174        $2,151

     On page 24 of the Institutional Prospectus and the Investor Prospectus, the following language is inserted after the third paragraph under the heading "Strategies of Sub-Advisers to the International Fund:

     The Boston Company Asset Management, LLC ("BCAM")
     -------------------------------------------------

     BCAM's investment strategy will use bottom-up analysis to attempt to identify non-U.S. small cap companies with improving business momentum that have not yet been recognized by the market. BCAM will closely manage portfolio risk in an attempt to maximize the performance contribution of stock selection and avoid areas of uncompensated volatility, such as country or sector allocations.

     BCAM employs a proprietary screening method to uncover companies to analyze. After making such determination, BCAM uses public financial documents, industry analysis, competitive evaluation, third party research reports, public documents and knowledge and experience of its investment staff in processing and analyzing information. BCAM's process attempts to identify stocks that are undervalued relative to prospective earnings and which may exceed market expectations.

     Acadian Asset Management, Inc. ("Acadian")
     ------------------------------------------

     Acadian provides global equity management across a wide spectrum of investment mandates by risk level, style, cap size and other criteria. Acadian employs structured stock and sector/country valuations models that are customized to each market. Acadian has designed its models to capture a broad range of characteristics such as value, earnings growth and technical factors.

     Acadian uses stock factors to attempt to predict how well each stock in its 20,000 stock universe will perform relative to its sector/country zone. Acadian also applies separate models to forecast sector/country level returns, in order to attempt to predict how well each stock's sector/country zone will perform relative to others. Acadian combines and weights the values of all factors and uses a proprietary calculation to determine a return forecast for each stock. Acadian then uses a portfolio optimization program to trade off the expected return of the stocks with such considerations as the client's benchmark index, desired level of risk, transaction costs and other specifications.

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762


     On page 42 of the Institutional Prospectus and on page 33 of the Investor Prospectus, the following language is inserted after the last paragraph under the heading "International Fund":

     The Boston Company Asset Management, LLC. BCAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended, with its principal executive office located at One Boston Place, Boston, MA 02109. Mellon Trust of New England, N.A., located at One Boston Place, Boston, MA 02109, owns a majority interest in BCAM. As of September 30, 2005, BCAM had assets under management of approximately $59 billion. BCAM was founded on January 1, 1970.

     DANIEL B. LEVAN, CFA, is the lead portfolio manager for BCAM's International Small Cap Equity strategy. He is also a member of the portfolio management team for BCAM's Global Equity and International Core Equity disciplines. In addition, Mr. LeVan is responsible for conducting research covering the health care and technology sectors. Prior to joining the firm, Mr. LeVan was a captain serving in the United States Air Force. He received his MSF from Boston College and his MBA from Bentley College. Mr. LeVan holds a BS from Clarkson University. Mr. LeVan is a Chartered Financial Analyst charter holder.

     JOHN W. EVERS, CFA, is an assistant portfolio manager for BCAM's Global Equity, International Core and International Small Cap Equity strategies. He is also responsible for performing research covering the energy and telecommunications sectors. Prior to joining BCAM, Mr. Evers was a fixed income quantitative analyst at Wellington Management. Previously, he was a senior analyst at Aetna Life & Casualty. Mr. Evers holds his MSF from Boston College and his BS from the University of Maine. Mr. Evers is a Chartered Financial Analyst charter holder.

     Acadian Asset Management, Inc. Acadian is a registered investment adviser under the Investment Advisers Act of 1940, as amended, with its principal executive office located at One Post Office Square, Boston, MA 02109. Old Mutual Asset Managers (US) LLC, located at 200 Clarendon Street, 53rd Floor, Boston, MA 02116, is the sole shareholder of Acadian. Old Mutual
     (US) Holdings Inc. is the sole shareholder of Old Mutual Asset Managers
     (US) LLC. OM Group (UK) Limited is the sole shareholder of Old Mutual (US) Holdings Inc. and Old Mutual PLC is the sole shareholder of OM Group (UK) Limited. As of September 30, 2005, Acadian had assets under management of approximately $25 billion. Acadian was founded in 1986.

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762


     MR. MATTHEW J. COHEN, CFA, is a Senior Vice President, Portfolio Manager, and the Investment Database Manager. Matt joined Acadian in 1994. He specializes in equity valuation techniques and manages the processes and data that drive Acadian's investment approach. Previously, Mr. Cohen worked as a senior systems analyst and project manager for Digital Equipment Corporation. Education: B.S., Management, Rensselaer Polytechnic Institute; M.B.A., Finance, Boston University.

     MR. TERENCE C. BURNHAM, PH.D., is a Portfolio Manager and the Director of Economics. Mr. Burnham joined Acadian in the Fall of 2005. He was formerly an economics professor at Harvard Business School, University of Michigan and Harvard's Kennedy School. Formerly President and CFO of Progenics Pharmaceuticals, Inc. Publisher of academic articles and numerous books. Masters in Computer Science, San Diego State University; Masters in Management, MIT's Sloan School; Ph.D. in Business Economics from Harvard University. He served with distinction as a tank driver in the U.S. Marine Corps.






         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.